Shareholders' equity - Stock option plan (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of shares issuable as a percentage of Company's issued and outstanding shares at grant date (percent)	10.00%
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Option exercisable period, maximum	10 years
Number of options issued (shares)	0	0
Number of options exercised (shares)	0	150,000
Number of options outstanding, beginning balance (shares)	162,500	327,500
Number of options exercisable (shares)	162,500	162,500	257,500
Number of options outstanding, ending balance (shares)	162,500	162,500
Weighted average exercise price of options outstanding, beginning of year (in CAD $ per share) | $ / shares	$ 23.61	$ 25.70
Weighted average exercise price of options exercisable (in CAD $ per share) | $ / shares	23.61	23.61	$ 26.00
Weighted average exercise price of options outstanding, end of year (in CAD $ per share) | $ / shares	$ 23.61	$ 23.61
Number of options outstanding (shares)	162,500	162,500	327,500
Weighted average remaining contractual life of outstanding share options	4 years 1 month 6 days
Number of options exercisable (shares)	162,500	162,500	257,500
Stock option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in CAD $ per share) | $ / shares	$ 23.30
Stock option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in CAD $ per share) | $ / shares	$ 27.30
Stock option plan | CAD $23.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (shares)	150,000
Number of options outstanding, ending balance (shares)	150,000
Exercise price of outstanding options (in CAD $ per share) | $ / shares	$ 23.30
Number of options outstanding (shares)	150,000
Weighted average remaining contractual life of outstanding share options	4 years 1 month 6 days
Number of options exercisable (shares)	150,000
Stock option plan | CAD $27.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (shares)	12,500
Number of options outstanding, ending balance (shares)	12,500
Exercise price of outstanding options (in CAD $ per share) | $ / shares	$ 27.30
Number of options outstanding (shares)	12,500
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days
Number of options exercisable (shares)	12,500